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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: March 31, 2009

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-03896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            _________________________
                            San Francisco, California
                                  May 15, 2009



                                  Report Type:
                             13F Combination Report


               List of Other Managers Reporting for this Manager:

                         Noonday Asset Management, L.P.
                         Form 13F File Number: 028-11402

                      ChinaRock Capital Management Limited
                         Form 13F File Number: 028-12617

                              Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       23

                    Form 13 F Information Table Value Total:

                              $494,420 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

                                                      FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS SOLE       SHARED NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- ---------- ------ ----
AFFORDABLE RESIDENTIAL CMNTY   NOTE 7.500% 8/1  00828UAB9        1,078    1,083,000 PRN      OTHER   01        1,083,000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105       27,217    1,005,041 SH       OTHER   01        1,005,041
BURLINGTON NORTHN SANTA FE C   COM              12189T104       70,225    1,167,500 SH       OTHER   01        1,167,500
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109       21,998    1,700,000 SH       OTHER   01        1,700,000
CAPITALSOURCE INC              COM              14055X102       39,501   32,378,220 SH       OTHER   01       32,378,220
D & E COMMUNICATIONS INC       COM              232860106          154       28,700 SH       OTHER   01           28,700
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104       15,700      980,000 SH       OTHER   01          980,000
FIDELITY NATL INFORMATION SV   COM              31620M106       52,826    2,902,500 SH       OTHER   01        2,902,500
FREIGHTCAR AMER INC            COM              357023100       13,005      741,892 SH       OTHER   01          741,892
GEOEYE INC                     COM              37250W108       11,229      568,549 SH       OTHER   01          568,549
KNOLOGY INC                    COM              499183804       20,478    4,970,375 SH       OTHER   01        4,970,375
MAGNA ENTMT CORP               SUB VTG CL A NEW 559211305            9       52,101 SH       OTHER   01           52,101
MASTERCARD INC                 CL A             57636Q104       33,831      202,000 SH       OTHER   01          202,000
MI DEVS INC                    CL A SUB VTG     55304X104       15,656    2,549,789 SH       OTHER   01        2,549,789
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1        3,672    5,460,000 PRN      OTHER   01        5,460,000
PINNACLE ENTMT INC             COM              723456109       11,218    1,593,509 SH       OTHER   01        1,593,509
PRICELINE COM INC              COM NEW          741503403       16,386      208,000 SH       OTHER   01          208,000
RAM ENERGY RESOURCES INC       COM              75130P109          311      425,416 SH       OTHER   01          425,416
SANDRIDGE ENERGY INC           COM              80007P307       14,342    2,176,298 SH       OTHER   01        2,176,298
SHERWIN WILLIAMS CO            COM              824348106       23,906      460,000 SH       OTHER   01          460,000
TOWN SPORTS INTL HLDGS INC     COM              89214A102       15,941    5,331,279 SH       OTHER   01        5,331,279
TRANSDIGM GROUP INC            COM              893641100       22,988      700,000 SH       OTHER   01          700,000
VISA INC                       COM CL A         92826C839       62,749    1,128,581 SH       OTHER   01        1,128,581